Investment Strategy - Disciplined Value Series	Mar. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series principally invests in the common stocks of mid- to large- capitalization companies. The Advisor constructs a portfolio consisting primarily of U.S. companies trading on U.S. stock exchanges that it believes will provide competitive returns consistent with the broad equity market while also providing a level of capital protection during sustained market downturns.

In selecting securities for the Series, the Advisor uses a systematic process to identify stocks of companies that it believes are undervalued in the market, based on factors such as free cash flow generation and earnings power, and that meet other investment criteria relating to minimum dividend yield, dividend sustainability, and financial health.

The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. Although stocks may be added to or removed from the Series’ portfolio at any time during the year, the Advisor expects that modifications to the Series’ portfolio will take place during the Advisor’s quarterly portfolio review and rebalancing process.

Strategy Portfolio Concentration [Text]	The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks.